Income Taxes - Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate of 12.5% (2021:12.5%; 2020:12.5%)	$ 24,586	$ 47,651	$ 53,374
Foreign and other income taxed at higher rates	20,045	7,943	7,356
Research & development tax incentives	(3,120)	(1,243)	(893)
Movement in valuation allowance	3,101	3,581	(10)
Effects of change in tax rates	(128)	108	359
Change in unrecognized tax benefits	5,246	(1,672)	(1,273)
Impact of stock compensation	(9,083)	(5,150)	(7,383)
Other	687	(3,343)	(397)
Income tax expense allocated to continuing operations	$ 41,334	$ 47,875	$ 51,133